Income taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the six months ended June 30, 2022 and June 30, 2021, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)
Provision for income taxes (excluding restructuring)	$20,092	$14,133	$34,207	$30,281
Tax impact of restructuring	(5,838)	—	(6,667)	—
Provision for income taxes	$14,254	$14,133	$27,540	$30,281

As at June 30, 2022 the Company maintains a $222.2 million liability (December 31, 2021: $217.6 million) for unrecognized tax benefit, which is comprised of $202.0 million (December 31, 2021: $202.1 million) related to items generating unrecognized tax benefits and $20.2 million (December 31, 2021: $15.5 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2016 through 2021 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.